Other operating (expenses) and income, net - Summary of Other Operating (Expense) Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Impairment charge related to assets held for sale (Note 34)	$ (38,292)
Other costs related to assets held for sale (Note 34)	(1,289)
Exchange rate differences (Note 11)	(3,776)	$ 662	$ (1,792)
Other	2,406	1,282	78
Other operating (expenses) and income, net	$ (40,951)	$ 1,944	$ (1,714)